File No. 33-53189

               SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549-1004

                         POST-EFFECTIVE
                         AMENDMENT NO. 3

                               TO
                            FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2

       THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 94
 FIRST TRUST U.S. TREASURY SECURITIES TRUST, SHORT-INTERMEDIATE,
                            SERIES 3
                      (Exact Name of Trust)

                      NIKE SECURITIES L.P.
                    (Exact Name of Depositor)

                      1001 Warrenville Road
                     Lisle, Illinois  60532

  (Complete address of Depositor's principal executive offices)


          NIKE SECURITIES L.P.      CHAPMAN AND CUTLER
          Attn:  James A. Bowen     Attn:  Eric F. Fess
          1001 Warrenville Road     111 West Monroe Street
          Lisle, Illinois  60532    Chicago, Illinois  60603

        (Name and complete address of agents for service)

It is proposed that this filing will become effective (check appropriate box)

:    :  immediately upon filing pursuant to paragraph (b)
:  x :  July 31, 1997
:    :  60 days after filing pursuant to paragraph (a)
:    :  on (date) pursuant to paragraph (a) of rule (485 or 486)

     Pursuant to Rule 24f-2 under the Investment Company  Act  of
1940,   the  issuer  has  registered  an  indefinite  amount   of
securities.   A 24f-2 Notice for the offering was last  filed  on
May 16, 1997.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 94
               THE FIRST TRUST U.S. TREASURY SECURITIES TRUST,
                         SHORT-INTERMEDIATE, SERIES 3
                               9,468,099 UNITS

PROSPECTUS
Part One
Dated July 25, 1997

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two.

The Trust

The First Trust U.S. Treasury Securities Trust, Short-Intermediate, Series 3 (the "Trust") is a fixed portfolio of taxable U.S. Treasury Securities that are backed by the full faith and credit of the United States Government. All of the U.S. Treasury Securities consist of maturities of approximately 2-5.5 years from the Initial Date of Deposit which were "laddered" to return approximately 20% of the Unit holders' original principal annually. At
June 16, 1997, each Unit represented a 1/9,468,099 undivided interest in the principal and net income of the Trust (see "What is the First Trust Special Situations Trust?" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price per Unit

The Public Offering Price per 1,000 Units is equal to the aggregate value of the Securities in the Portfolio of the Trust divided by the number of Units outstanding, multiplied by 1,000, plus a sales charge of 1.95% of the Public Offering Price (1.989% of the amount invested). At June 16, 1997, the Public Offering Price per 1,000 Units was $818.79 plus net interest accrued to date of settlement (three business days after such date) of $.13 (see "Market for Units" in Part Two).

      Please retain both parts of this Prospectus for future reference.
______________________________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
______________________________________________________________________________

                             NIKE SECURITIES L.P.
                                   Sponsor

Estimated Current Return and Estimated Long-Term Return

Estimated Current Return to Unit holders was 5.78% per annum on June 16, 1997. Estimated Long-Term Return to Unit holders was 4.53% per annum on June 16, 1997. Estimated Current Return is calculated by dividing the Estimated Net Annual Interest Income per 1,000 Units by the Public Offering Price per 1,000 Units. Estimated Long-Term Return is calculated using a formula which (1) takes into consideration and determines and factors in the relative weightings of the market values, yields (which take into account the amortization of premiums and the accretion of discounts) and estimated average life of all of the Securities in the Trust and (2) takes into account a compound factor and the expenses and sales charge associated with each Unit of the Trust. Since the market values and estimated average lives of the Securities and the expenses of the Trust will change, there is no assurance that the present Estimated Current Return and Estimated Long-Term Return indicated above will be realized in the future. Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of the Estimated Long-Term Return reflects the estimated date and amount of principal returned while the Estimated Current Return calculations include only Net Annual Interest Income and Public Offering Price. The above figures are based on estimated per Unit cash flows. Estimated cash flows will vary with changes in fees and expenses, with changes in current interest rates, and with the principal prepayment, redemption, maturity, exchange or sale of the underlying Securities. See "What are Estimated Current Return and Estimated Long-Term Return?" in Part Two.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 94
               THE FIRST TRUST U.S. TREASURY SECURITIES TRUST,
                         SHORT-INTERMEDIATE, SERIES 3
             SUMMARY OF ESSENTIAL INFORMATION AS OF JUNE 16, 1997
                        Sponsor:  Nike Securities L.P.
                Evaluator: Securities Evaluation Service, Inc.
                      Trustee:  The Chase Manhattan Bank


GENERAL INFORMATION

Principal Amount of Securities in the Trust                        $7,588,000
Number of Units                                                     9,468,099
Fractional Undivided Interest in the Trust per Unit               1/9,468,099
Public Offering Price per 1,000 Units:
  Aggregate Value of Securities in the Portfolio                   $7,601,214
  Aggregate Value of Securities per 1,000 Units                       $802.82
  Sales Charge 1.989% (1.95% of Public Offering Price)                 $15.97
  Public Offering Price per 1,000 Units                               $818.79*
Redemption Price and Sponsor's Repurchase Price
  per 1,000 Units ($15.97 less than the Public Offering
  Price per 1,000 Units)                                              $802.82*
Discretionary Liquidation Amount                                   $1,000,000

Date Trust Established                                         April 29, 1994
Mandatory Termination Date                                  December 31, 2000

[FN]
*Plus net interest accrued to date of settlement (three business days after purchase) (see "Public Offering Price per 1,000 Units" herein and "Redemption of Units" and "Purchase of Units by the Sponsor" in Part Two).

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 94
               THE FIRST TRUST U.S. TREASURY SECURITIES TRUST,
                         SHORT-INTERMEDIATE, SERIES 3
             SUMMARY OF ESSENTIAL INFORMATION AS OF JUNE 16, 1997
                        Sponsor:  Nike Securities L.P.
                Evaluator: Securities Evaluation Service, Inc.
                      Trustee:  The Chase Manhattan Bank


SPECIAL INFORMATION

Calculation of Estimated Net Annual Interest Income
    per 1,000 Units:
  Estimated Annual Interest Income per 1,000 Units                    $49.35
  Less:  Estimated Annual Expense per 1,000 Units                       2.05
                                                                     _______

  Estimated Net Annual Interest Income per 1,000 Units                $47.30
                                                                     =======

  Divided by 12                                                        $3.94
                                                                     =======
Estimated Daily Rate of Net Interest Accrual
  per 1,000 Units                                                       $.1314
                                                                     =======
Estimated Current Return Based on Public
  Offering Price                                                        5.78%
                                                                     =======
Estimated Long-Term Return Based on Public
  Offering Price                                                        4.53%
                                                                     =======

Trustee's Annual Fee: $1.40 per 1,000 Units outstanding, exclusive of expenses of the Trust.
Evaluator's Annual Fee:  $3,213 annually.
Supervisory Fee: Maximum of $.10 per 1,000 Units outstanding annually. Distributions will generally be made on or shortly after the last day of each month to Unit holders of record on the fifteenth day of such month.

                        REPORT OF INDEPENDENT AUDITORS


The Unit Holders of The First Trust
Special Situations Trust, Series 94, The
First Trust U.S. Treasury Securities Trust,
Short-Intermediate, Series 3

We have audited the accompanying statement of assets and liabilities, including the portfolio, of The First Trust Special Situations Trust, Series 94, The First Trust U.S. Treasury Securities Trust, Short-Intermediate, Series 3 as of March 31, 1997, and the related statements of operations and changes in net assets for each of the two years in the period then ended and for the period from the Initial Date of Deposit, April 29, 1994, to March 31, 1995. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1997, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The First Trust Special Situations Trust, Series 94, The First Trust U.S. Treasury Securities Trust, Short-Intermediate, Series 3 at March 31, 1997, and the results of its operations and changes in its net assets for each of the two years in the period then ended and for the period from the Initial Date of Deposit, April 29, 1994, to March 31, 1995, in conformity with generally accepted accounting principles.




                                                             ERNST & YOUNG LLP
Chicago, Illinois
June 30, 1997

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 94
               THE FIRST TRUST U.S. TREASURY SECURITIES TRUST,
                         SHORT-INTERMEDIATE, SERIES 3

                     STATEMENT OF ASSETS AND LIABILITIES

                                March 31, 1997



                                    ASSETS

Securities, at market value (cost $7,461,762)
  (Note 1)                                                        $7,618,997
Accrued interest                                                     147,392
Receivable from investment transactions                              117,625
                                                                  __________
                                                                   7,884,014

                          LIABILITIES AND NET ASSETS

Cash overdraft                                                       110,852
Unit redemptions payable                                             119,820
Accrued liabilities                                                      205
                                                                  __________
                                                                     230,877
                                                                  __________
Net assets, applicable to 9,545,831
    outstanding units of fractional
    undivided interest:
  Cost of Trust assets (Note 1)                   $7,461,762
  Unrealized appreciation                            157,235
  Distributable funds                                 34,140
                                                  __________
                                                                  $7,653,137
                                                                  ==========

Net asset value per 1,000 units                                      $801.73
                                                                  ==========

[FN]


               See accompanying notes to financial statements.

           THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 94
             THE FIRST TRUST U.S. TREASURY SECURITIES TRUST,
                       SHORT-INTERMEDIATE, SERIES 3

                                PORTFOLIO

                              March 31, 1997


The portfolio consists of the following U.S. Treasury Securities:


           Coupon                    Principal           Market
            rate       Maturity        amount            value


           6.375%       6/30/1997     $1,909,000       1,914,116


           5.375        5/31/1998      1,914,000       1,893,329



           6.50         4/30/1999      1,913,000       1,911,412



           6.375        1/15/2000      1,915,000       1,900,140
                                     ___________________________

                                      $7,651,000       7,618,997
                                     ===========================

[FN]


           See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 94
               THE FIRST TRUST U.S. TREASURY SECURITIES TRUST,
                         SHORT-INTERMEDIATE, SERIES 3

                           STATEMENTS OF OPERATIONS


                                                                  Period from
                                                                  the Initial
                                                                    Date of
                                                                    Deposit,
                                                                   April 29,
                                        Year ended   Year ended     1994, to
                                        March 31,    March 31,     March 31,
                                           1997         1996          1995

Interest income                         $536,092      724,484      492,288

Expenses:
  Trustee's fees and related expenses   (19,401)     (17,939)     (11,865)
  Evaluator's fees                       (3,213)      (3,213)      (2,078)
  Supervisory fees                       (1,127)      (1,253)        (824)
                                        __________________________________
     Investment income - net             512,351      702,079      477,521

Net gain (loss) on investments:
  Net realized gain (loss)                55,360       33,870      (4,520)
  Change in net unrealized
    appreciation/depreciation          (150,845)      302,900        5,180
                                        __________________________________
                                        (95,485)      336,770          660
                                        __________________________________
Net increase (decrease) in net assets
  resulting from operations             $416,866    1,038,849      478,181
                                        ==================================

[FN]

               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 94
               THE FIRST TRUST U.S. TREASURY SECURITIES TRUST,
                         SHORT-INTERMEDIATE, SERIES 3

                     STATEMENTS OF CHANGES IN NET ASSETS

                                                                  Period from
                                                                  the Initial
                                                                    Date of
                                                                    Deposit,
                                                                   April 29,
                                        Year ended   Year ended     1994, to
                                        March 31,    March 31,     March 31,
                                           1997         1996          1995

Net increase in net assets resulting
    from operations:
  Investment income - net               $512,351      702,079      477,521
  Net realized gain (loss) on
    investments                           55,360       33,870      (4,520)
  Change in net unrealized
    appreciation/depreciation on
    investments                        (150,845)      302,900        5,180
                                      ____________________________________
                                         416,866    1,038,849      478,181

Units issued (12,550,000 in 1995)              -            -   12,273,386

Units redeemed (1,767,090, 1,322,885
    and 214,994 in 1997, 1996 and
    1995, respectively):
  Principal portion                  (1,441,635)  (1,330,378)    (201,998)
  Net interest accrued                   (2,795)      (3,150)        (295)
                                      ____________________________________
                                     (1,444,430)  (1,333,528)    (202,293)

Distributions to unit holders:
  Investment income - net              (517,932)    (833,555)    (298,491)
  Principal from investment
    transactions                     (2,220,537)            -            -
                                      ____________________________________
                                     (2,378,469)    (833,555)    (298,491)
                                      ____________________________________
Total increase (decrease) in
  net assets                         (3,766,033)  (1,128,234)   12,250,783

Net assets:
  At the beginning of the period,
    representing 11,312,921,
    12,635,806 and 300,000
    units at April 1, 1996 and
    1995 and April 29, 1994,
    respectively                      11,419,170   12,547,404      296,621
                                      ____________________________________
  At the end of the period
    (including distributable funds
    applicable to Trust units of
    $34,140, $8,375 and $182,605
    at March 31, 1997, 1996 and
    1995,respectively)                $7,653,137   11,419,170   12,547,404
                                      ====================================

Trust units outstanding at the end
  of the period                        9,545,831   11,312,921   12,635,806

[FN]

               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 94
               THE FIRST TRUST U.S. TREASURY SECURITIES TRUST,
                         SHORT-INTERMEDIATE, SERIES 3

                        NOTES TO FINANCIAL STATEMENTS


1.  Significant accounting policies

Security valuation -

Securities are stated at values as determined by Securities Evaluation Service, Inc., certain shareholders of which are officers of the Sponsor. The values of the securities are based on (1) current bid prices for the securities obtained from dealers or brokers who customarily deal in securities comparable to those held by the Trust, (2) current bid prices for comparable securities, (3) appraisal or (4) any combination of the above.

Security cost -

The Trust's cost of its portfolio is based on the offering prices of the securities on the Initial Date of Deposit, April 29, 1994, and the offering prices of the securities on each supplemental Date of Deposit. The premium or discount is not being amortized. Realized gain (loss) from security transactions is reported on an identified cost basis. Sales of securities are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for Federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services which is based on $1.40 per 1,000 units outstanding, exclusive of expenses of the Trust. Prior to September 1, 1995, the Trustee was United States Trust Company of New York; effective September 1, 1995, The Chase Manhattan Bank succeeded United States Trust Company of New York as Trustee. An annual fee of $3,213 is payable to the Evaluator. Additionally, the Trust pays all related expenses of the Trustee, recurring financial reporting costs and an annual supervisory fee payable to an affiliate of the Sponsor.

Distributions to unit holders -

Distributions to unit holders of investment income - net and principal are presented on the accrual basis.

2.  Unrealized appreciation and depreciation

An analysis of net unrealized appreciation at March 31, 1997 follows:

               Unrealized appreciation                             $157,235
               Unrealized depreciation                                    -
                                                                   ________

                                                                   $157,235
                                                                   ========

3.  Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate offering price of the securities on the date of an investor's purchase, plus a sales charge of 1.95% of the public offering price which is equivalent to approximately 1.989% of the net amount invested.

Selected data per 1,000 units of the Trust outstanding throughout each period -

                                                                  Period from
                                                                  the Initial
                                                                    Date of
                                                                    Deposit,
                                                                   April 29,
                                        Year ended   Year ended     1994, to
                                        March 31,    March 31,     March 31,
                                           1997         1996          1995

Interest income                          $50.08        60.45         55.03
Expenses                                  (2.22)       (1.87)        (1.65)
                                      ____________________________________
    Investment income - net               47.86        58.58         53.38

Distributions to unit holders:
  Investment income - net                (48.61)      (68.75)       (50.96)
  Principal                             (198.49)           -             -

Net gain (loss) on investments            (8.42)       26.56          1.84
                                      ____________________________________
    Total increase (decrease) in
       net assets                       (207.66)       16.39          4.26

Net assets:
  Beginning of the period              1,009.39       993.00        988.74
                                      ____________________________________

  End of the period                     $801.73     1,009.39        993.00
                                      ====================================

Accrued interest to the Initial Date of Deposit and to each supplemental Date of Deposit totaling $179,024, plus net interest accrued to the First settlement date and to the settlement date of each supplemental Date of Deposit, totaling $14,502 ($1.13 per 1,000 units), were distributed to the Sponsor as the unit holder of record. The initial subsequent distribution to unit holders, $1.45 of investment income - net per 1,000 units, was paid on May 31, 1994, to all unit holders of record on May 15, 1994.

Interest income, Expenses and Investment income - net per 1,000 units have been calculated based on the weighted average number of units outstanding during each period (10,705,203, 11,984,991 and 8,945,077 units during the years ended March 31, 1997 and 1996 and the period ended March 31, 1995, respectively). Distributions to unit holders of Investment income - net per 1,000 units reflects the Trust's actual distributions during the period on an accrual basis. The Net gain (loss) on investments per 1,000 units during the period ended March 31, 1995 includes the effects of changes arising from issuance of 12,550,000 additional units during the period at net asset values which differed from the net asset value per 1,000 units of the original 300,000 units ($988.74 per 1,000 units) on April 29, 1994.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 94
               THE FIRST TRUST U.S. TREASURY SECURITIES TRUST,
                         SHORT-INTERMEDIATE, SERIES 3

                                   PART ONE
                       Must be Accompanied by Part Two

                             ____________________
                             P R O S P E C T U S
                             ____________________


                  SPONSOR:          Nike Securities L.P.
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

                  TRUSTEE:          The Chase Manhattan Bank
                                    4 New York Plaza, 6th Floor
                                    New York, New York  10004-2413

                  LEGAL COUNSEL     Chapman and Cutler
                  TO SPONSOR:       111 West Monroe Street
                                    Chicago, Illinois  60603

                  LEGAL COUNSEL     Carter, Ledyard & Milburn
                  TO TRUSTEE:       2 Wall Street
                                    New York, New York  10005

                  INDEPENDENT       Ernst & Young LLP
                  AUDITORS:         Sears Tower
                                    233 South Wacker Drive
                                    Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.



               FIRST TRUST U.S. TREASURY SECURITIES TRUST,
                       SHORT-INTERMEDIATE SERIES;
               FIRST TRUST U.S. TREASURY SECURITIES TRUST,
                            SHORT-TERM SERIES

PROSPECTUS                               NOTE: THIS PART TWO PROSPECTUS MAY
Part Two                                         ONLY BE USED WITH PART ONE

Dated March 31, 1997

The Trusts. The First Trust Special Situations Trusts (the "Trusts" and each a "Trust") are unit investment trusts consisting of portfolios of taxable U.S. Treasury Securities that are backed by the full faith and credit of the United States Government (the "Securities"). The maturities of the U.S. Treasury Securities were "laddered" at the Initial Date of Deposit to return to Unit holders a certain percentage of principal annually. See Part One for each Trust.

The objective of each Trust is to obtain safety of capital and current monthly distributions of interest through an investment in a fixed portfolio of Securities. Each Trust was a "laddered" portfolio at the Initial Date of Deposit providing flexibility of principal investment with maturities ranging as specified in Part One for each Trust.

The guaranteed payment of interest and principal afforded by the Securities may make an investment in the Trusts particularly well suited for purchase by Individual Retirement Accounts, Keogh Plans, pension funds and other tax-deferred retirement plans. Investors should consult with their tax advisers before investing. See "Why are Investments in the Trusts Suitable for Retirement Plans?"

Attention Foreign Investors: Your interest income from the Trusts may be exempt from federal withholding taxes if you are not a United States citizen or resident and certain conditions are met. See "What is the Federal Tax Status of Unit Holders?"

For Information on Estimated Current Return and Estimated Long-Term Return for each Trust, see Part One for each Trust.

The Public Offering Price per Unit is equal to the aggregate bid price of the Securities in the portfolio of a Trust and the amount of Purchased Interest for Series 2 of the Trust divided by the number of Units outstanding, plus a sales charge as indicated in Part One for each Trust. See "How is the Public Offering Price Determined?," particularly for the method of evaluation.

Each Unit represents an undivided interest in the principal, Purchased Interest (for Series 2) and net income of a Trust in the ratio of one Unit for each $1.00 or $10.00 (as indicated in Part One for each Trust) principal amount of Securities.

Distributions of interest received by a Trust will be paid in cash monthly unless the Unit holder elects to have them automatically reinvested as described herein. See "How Can Distributions to Unit Holders be Reinvested?" Monthly distributions will be made as indicated in Part One for each Trust.

The Sponsor, although not obligated to do so, intends to maintain a market for the Units at prices based upon the aggregate bid price of the Securities in the portfolio of each Trust. In the absence of such a market, a Unit holder will nonetheless be able to dispose of the Units through redemption at prices based upon the bid prices of the underlying Securities. See "How May Units be Redeemed?"

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

              FIRST TRUST U.S. TREASURY SECURITIES TRUST,
                       SHORT-INTERMEDIATE SERIES;
               FIRST TRUST U.S. TREASURY SECURITIES TRUST,
                            SHORT-TERM SERIES
                The First Trust Special Situations Trust

What is the First Trust Special Situations Trust?

The First Trust Special Situations Trust is a series of investment companies created by the Sponsor under the name of The First Trust Special Situations Trust, all of which are generally similar but each of which is separate and is designated by a different series number (the "Trusts" and each a "Trust"). Each Trust consists of an underlying separate unit investment trust and was created under the laws of the State of New York pursuant to a Trust Agreement (the "Indenture"), dated the Initial Date of Deposit, with Nike Securities L.P., as Sponsor, The Chase Manhattan Bank, as Trustee, Securities Evaluation Service, Inc., as Evaluator and First Trust Advisors L.P., as Portfolio Supervisor.

The objective of each Trust is to obtain safety of capital and current monthly distributions of interest through an investment in a fixed portfolio of taxable U.S. Treasury Securities. Each Trust was a "laddered" portfolio at the Initial Date of Deposit to provide flexibility of principal investment with maturities ranging as indicated in Part One for each Trust. A Trust may be an appropriate medium for investors who desire to participate in a portfolio of taxable fixed income securities offering the safety of capital provided by securities backed by the full faith and credit of the United States but who do not wish to invest the minimum amount which is required for a direct investment in the Securities. Because regular payments of principal are to be received in accordance with the "laddered" maturities of the Securities and certain Securities may be sold under circumstances described herein, a Trust is not expected to retain its present size and composition. Units will remain outstanding until redeemed upon tender to the Trustee by any Unit holder (which may include the Sponsor) or until the termination of a Trust pursuant to the Indenture.

Many investors in the Trusts may benefit from the exemption of interest income from state and local personal income taxes that will pass through the Trusts to Unit holders in all states. Each Trust has the additional purpose of providing income which is exempt from withholding for U.S. Federal income taxes for non-resident alien investors providing certain conditions are met. A foreign investor must provide a completed W-8 Form to his financial representative or the Trustee to avoid withholding on his account.

In selecting the Securities for deposit in a Trust on the Initial Date of Deposit, the following factors, among others, were considered by the
Sponsor: (i) the types of such securities available; (ii) the prices and yields of such securities relative to other comparable securities, including the extent to which such securities are trading at a premium or at a discount from par; (iii) whether the Securities were issued after July 18, 1984; and (iv) the maturities of such securities. See "Portfolio" in Part One for each Trust for information with respect to the Securities in each Trust.

The Portfolio of a Trust may contain Securities which were acquired at a market discount. Such Securities trade at less than par value because the interest coupons thereon at the time such Securities were acquired were lower than interest coupons on comparable debt securities issued at prevailing interest rates at such time. If such interest rates for newly issued and otherwise comparable securities increase, the market discount of previously issued securities will become greater, and if such interest rates for newly issued comparable securities decline, the market discount of previously issued securities will be reduced, other things being equal. Investors should also note that the value of Securities purchased at a market discount will increase in value faster than Securities purchased at a market premium if interest rates decrease. Conversely, if interest rates increase the value of Securities purchased at a market discount will decrease faster than Securities purchased at a premium. Market discount attributable to interest changes does not indicate a lack of market confidence in the issue. Neither the Sponsor nor the Trustee shall be liable in any way for any default, failure or defect in any of the Securities.

The Portfolio of a Trust may contain U.S. Treasury Obligations which have been stripped of their unmatured interest coupons. The zero coupon Securities evidence the right to receive a fixed payment at a future date from the U.S. Government, and are backed by the full faith and credit of the U.S. Government. Zero coupon Securities are purchased at a deep discount because the buyer obtains only the right to a fixed payment at a fixed date in the future and does not receive any periodic interest payments. The effect of owning deep discount bonds which do not make current interest payments (such as the zero coupon Securities) is that a fixed yield is earned not only on the original investment, but also, in effect, on all earnings during the life of the discount obligation. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest the income on such obligations at a rate as high as the implicit yield on the discount obligation, but at the same time eliminates the holder's ability to reinvest at higher rates in the future. For this reason, the zero coupon Securities are subject to substantially greater price fluctuations during periods of changing interest rates than are securities of comparable quality which make regular interest payments.

The Portfolio of a Trust may contain Securities which were acquired at a market premium. Such Securities trade at more than par value because the interest coupons thereon at the time such Securities were acquired were higher than interest coupons on comparable debt securities issued at prevailing interest rates at such time. If such interest rates for newly issued and otherwise comparable securities decrease, the market premium of previously issued securities will be increased, and if such interest rates for newly issued comparable securities increase, the market premium of previously issued securities will be reduced, other things being equal. The current returns of securities trading at a market premium are initially higher than the current returns of comparably rated debt securities of a similar type issued at currently prevailing interest rates because premium securities tend to decrease in market value as they approach maturity when the face amount becomes payable. Market premium attributable to interest changes does not indicate market confidence in the issue.

The Trustee will have no power to vary the investment of a Trust, i.e., the Trustee will have no managerial power to take advantage of market variations to improve a Unit holder's investment. Each Unit represents the fractional undivided interest in a Trust set forth in the "Summary of Essential Information" appearing in Part One for each Trust. To the extent that any Units are redeemed by the Trustee, the fractional undivided interest in a Trust represented by each unredeemed Unit will increase, although the actual interest in such Trust represented by such fraction will remain substantially unchanged. Units will remain outstanding until redeemed upon tender to the Trustee by any Unit holder, which may include the Sponsor, or until the termination of the Indenture.

Special Considerations. The Securities are direct obligations of the United States and are backed by its full faith and credit although the Units of a Trust are not so backed. The Securities are not rated but in the opinion of the Sponsor have credit characteristics comparable to those of securities rated "AAA" by nationally recognized rating agencies.

An investment in Units of a Trust should be made with an understanding of the risks which an investment in fixed rate debt obligations may entail, including the risk that the value of the Securities and hence the Units will decline with increases in interest rates. The high inflation of prior years, together with the fiscal measures adopted to attempt to deal with it, have resulted in wide fluctuations in interest rates and, thus, in the value of fixed rate debt obligations generally. The Sponsor cannot predict whether such fluctuations will continue in the future.

What is the Rating of the Units?

Standard & Poor's has rated Units of each Trust "AAA." This is the highest rating assigned by Standard & Poor's. See "Description of Standard & Poor's Rating." The obtaining of this rating by a Trust should not be construed as an approval of the offering of the Units by Standard & Poor's or as a guarantee of the market value of a Trust or the Units. Standard & Poor's has indicated that this rating is not a recommendation to buy, hold or sell Units nor does it take into account the extent to which expenses of a Trust or sales by a Trust of Securities for less than the purchase price paid by a Trust will reduce payment to Unit holders of the interest and principal required to be paid on such Securities. There is no guarantee that the "AAA" investment rating with respect to the Units will be maintained. Standard & Poor's will be compensated by the Sponsor for its services in rating Units of each Trust.

What are Estimated Current Return and Estimated Long-Term Return?

Debt securities are customarily offered to investors on a "yield price" basis (as contrasted to a "dollar price" basis) at the lesser of the price as computed to maturity of such debt security or to an earlier redemption date. Since Units of each Trust are offered on a dollar price basis, the estimated rate of return on an investment in Units of a Trust is stated in terms of "Estimated Current Return and Estimated Long-Term Return."

At the date of this Prospectus, the Estimated Current Return and the Estimated Long-Term Return for each Trust are as set forth in Part One attached hereto for each Trust. Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. The Estimated Net Annual Interest Income per Unit will vary with changes in fees and expenses of the Trustee and the Evaluator and with the principal prepayment, redemption, maturity, exchange or sale of Securities while the Public Offering Price will vary with changes in the offering price of the underlying Securities; therefore, there is no assurance that the Estimated Current Return indicated in Part One for each Trust will be realized in the future. Estimated Current Return does not take into account timing of distributions of income and other amounts (including delays in distribution to Unit Holders), and it only partially reflects the effects of premiums paid and discounts realized in the purchase price of Units.

Unlike Estimated Current Return, Estimated Long-Term Return is a measure of the estimated return to the investor earned over the estimated life of a Trust. The Estimated Long-Term Return represents an average of the yields to estimated retirements of the Securities in a Trust and is adjusted to reflect a compounding factor, expenses and sales charges.

Both Estimated Current Return and Estimated Long-Term Return are subject to fluctuation with changes in the composition of the Portfolio of a Trust and changes in market value of the underlying Securities and changes in fees and expenses, including sales charges, and therefore can be materially different than the figures set forth in Part One for each Trust. In addition, return figures may not be directly comparable to yield figures used to measure other investments, and since return figures are based on certain assumptions and variables, the actual returns received by a Unit holder may be higher or lower.

A comparison of estimated current returns and estimated long-term returns with the returns on various investments is one element to consider in making an investment decision. The Sponsor may from time to time in its advertising and sales materials compare the then current estimated returns on a Trust and returns over specified periods on other similar Trusts sponsored by Nike Securities L.P. with returns on other taxable investments such as corporate bonds, bank CDs and money market accounts or money market funds, each of which has investment characteristics that any differ from those of the Trusts. Bank CDs and money market accounts, for example, are insured by an agency of the federal government. Money market accounts and money market funds provide stability of principal, but pay interest at rates that vary with the condition of the short-term debt market. The investment characteristics of the Trusts are described more fully elsewhere in this Prospectus.

Record Dates for distributions of interest are the fifteenth day of each month. The Distribution Dates for distributions of interest are the last day of the month in which the related Record Date occurs.

How are Purchased Interest and Accrued Interest Treated?

Purchased Interest. First Trust U.S. Treasury Securities Trust, Short-Intermediate, Series 2 contains an element of Purchased Interest. Purchased Interest is a portion of the unpaid interest that has accrued on the Securities from the later of the last payment date on the Securities or the date of issuance thereof through the First Settlement Date of a Trust and is included in the calculation of the Public Offering Price for Series 2 of the Trust. Purchased Interest will be distributed to Unit holders as Units are redeemed or Securities are sold, mature or are called. See "Summary of Essential Information" in Part One for the amount of Purchased Interest per 1,000 Units for Series 2 of the Trust. For Series 2 of the Trust, Purchased Interest is an element of the determination of the price Unit holders will receive in connection with the sale or redemption of Units prior to the termination of the Trust.

Accrued Interest. Accrued interest is the accumulation of unpaid interest on a security from the last day on which interest thereon was paid. Interest on Securities in a Trust generally is paid semi-annually, although the Trust accrues such interest daily. Because of this, a Trust always has an amount of interest earned but not yet collected by the Trustee. For this reason, with respect to sales settling subsequent to the First Settlement Date of a Trust, the Public Offering Price of Units will have added to it the proportionate share of accrued interest to the date of settlement. Unit holders will receive on the next distribution date of the Trust the amount, if any, of accrued interest paid on their Units.

For First Trust U.S. Treasury Securities Trust, Short-Intermediate, Series 2, in an effort to reduce the amount of Purchased Interest which would otherwise have to be paid by Unit holders, the Trustee may advance a portion of the accrued interest to the Sponsor as the Unit holder of record as of the First Settlement Date. Consequently, the amount of accrued interest to be added to the Public Offering Price of Units will include only accrued interest from the First Settlement Date to the date of settlement (other than Purchased Interest already included therein) less any distributions from the Interest Account subsequent to the First Settlement Date. See "Rights of Unit Holders-How are Interest and Principal Distributed?"

For all other Trusts, in an effort to reduce the amount of accrued interest which would otherwise have to be paid by Unit holders, the Trustee will advance the amount of the accrued interest to the Sponsor as the Unit holder of record as of the First Settlement Date. Consequently, the amount of accrued interest to be added to the Public Offering Price of Units will include only accrued interest from the First Settlement Date to the date of settlement less any distributions from the Interest Account subsequent to the First Settlement Date. See "Rights of Unit Holders-How are Interest and Principal Distributed?"

Because of the varying interest payment dates of the Securities, accrued interest at any point in time will be greater than the amount of interest actually received by the Trust and distributed to Unit holders. If a Unit holder sells or redeems all or a portion of his Units, he will be entitled to receive his proportionate share of Purchased Interest, if any and accrued interest from the purchaser of his Units. Since the Trustee has the use of the funds (including Purchased Interest for Series 2 of the Trust) held in the Interest Account for distributions to Unit holders and since such Account is non-interest bearing to Unit holders, the Trustee benefits thereby.

What are the Expenses and Charges?

At no cost to the Trusts, the Sponsor has borne all the expenses of creating and establishing the Trusts, including the cost of the initial preparation, printing and execution of the Indenture and the certificates for the Units, legal and accounting expenses of the Trustee. With the exception of bookkeeping and other administrative services provided to certain Trusts, for which the Sponsor will be reimbursed in amounts as set forth in Part One for such Trusts, the Sponsor will not receive any fees in connection with its activities relating to the Trusts. Such bookkeeping and administrative charges may be increased without approval of the Unit holders by amounts not exceeding proportionate increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index published by the United States Department of Labor. The fees payable to the Sponsor for such services may exceed the actual costs of providing such services for each Trust, but at no time will the total amount received for such services rendered to unit investment trusts of which Nike Securities L.P. is the Sponsor in any calendar year exceed the aggregate cost to the Sponsor of supplying such services in such year. First Trust Advisors L.P., an affiliate of the Sponsor, will receive an annual supervisory fee, which is not to exceed the amount set forth in Part One for each Trust for providing portfolio supervisory services for such Trust. The fee may exceed the actual costs of providing such supervisory services for such Trust, but at no time will the total amount received for portfolio supervisory services rendered to unit investment trusts of which Nike Securities L.P. is the Sponsor in any calendar year exceed the aggregate cost to First Trust Advisors L.P. of supplying such services in such year.

For purposes of evaluation of the Securities in a Trust, the Evaluator will receive a fee as indicated in Part One for each Trust. The Trustee pays certain expenses of a Trust for which it is reimbursed by such Trust. The Trustee will receive for its ordinary recurring services to each Trust an annual fee as indicated in Part One for each Trust. For a discussion of the services performed by the Trustee pursuant to its obligations under the Indentures, reference is made to the material set forth under "Rights of Unit Holders." The Trustee's and Evaluator's fees are payable monthly on or before each Distribution Date from the Interest Account to the extent funds are available and then from the Principal Account. Since the Trustee has the use of the funds being held in the Principal and Interest Accounts for future distributions, payment of expenses and redemptions and since such Accounts are non-interest bearing to Unit holders, the Trustee benefits thereby. Part of the Trustee's compensation for its services to a Trust is expected to result from the use of these funds. Both fees may be increased without approval of the Unit holders by amounts not exceeding proportionate increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index published by the United States Department of Labor.

The following additional charges with respect to a Trust are or may be incurred by a Trust: all expenses (including legal and annual auditing expenses) of the Trustee incurred in connection with its responsibilities under the Indentures, except in the event of negligence, bad faith or willful misconduct on its part; the expenses and costs of any action undertaken by the Trustee to protect a Trust and the rights and interests of the Unit holders; fees of the Trustee for any extraordinary services performed under the Indenture; indemnification of the Trustee for any loss, liability or expense incurred by it without negligence, bad faith or willful misconduct on its part, arising out of or in connection with its acceptance or administration of a Trust; indemnification of the Sponsor for any loss, liability or expense incurred without gross negligence, bad faith or willful misconduct in acting as Depositor of the Trusts; all taxes and other government charges imposed upon the Securities or any part of a Trust (no such taxes or charges are being levied or made upon termination of a Trust). The above expenses and the Trustee's annual fee, when paid or owing to the Trustee, are secured by a lien on each Trust. In addition, the Trustee is empowered to sell Securities in order to make funds available to pay all these amounts if funds are not otherwise available in the Interest and Principal Accounts. Due to the minimum principal amount in which Securities may be required to be sold, the proceeds of such sales may exceed the amount necessary for the payment of such fees and expenses.

Unless the Sponsor determines that such an audit is not required, the Indenture requires the accounts of a Trust shall be audited on an annual basis at the expense of such Trust by independent auditors selected by the Sponsor. So long as the Sponsor is making a secondary market for Units, the Sponsor shall bear the cost of such annual audits to the extent such cost exceeds $.50 per 1,000 Units. Unit holders of a Trust covered by an audit may obtain a copy of the audited financial statements from the Trustee upon request.

What is the Tax Status of Unit Holders?

In the opinion of Chapman and Cutler, counsel for the Sponsor, under existing law:

1. Each Trust is not an association taxable as a corporation for Federal income tax purposes; each Unit holder will be treated as the owner of a pro rata portion of a Trust under the Internal Revenue Code of 1986, as amended (the "Code") and income of such Trust will be treated as the income of the Unit holders under the Code. Each Unit holder will be considered to have received his or her pro rata share of income derived from each Trust asset when such income is considered to be received by the Trust.

2. Each Unit holder will have a taxable event when a Trust disposes of a Security, or when the Unit holder redeems or sells his Units. Unit holders must reduce the tax basis of their Units for their share of accrued interest received by a Trust, if any, on Securities delivered after the Unit holders pay for their Units to the extent that such interest accrued on such Securities before the date the Trust acquired ownership of the Securities (and the amount of this reduction may exceed the amount of accrued interest paid to seller) and, consequently, such Unit holders may have an increase in taxable gain or reduction in capital loss upon the disposition of such Units. It should be noted that certain legislative proposals have been made which could effect the calculation of basis for Unit holders holding securities that are substantially identical to the Securities. Unit holders should consult their own tax advisors with regard to calculation of basis. Gain or loss upon the sale or redemption of Units is measured by comparing the proceeds of such sale or redemption with the adjusted basis of the Units. If the Trustee disposes of Securities (whether by sale, payment on maturity, redemption or otherwise), gain or loss is recognized to the Unit holder. The amount of such gain or loss is measured by comparing the Unit holder's pro rata share of the total proceeds from such disposition with the Unit holder's basis for his or her fractional interest in the asset disposed of. In the case of a Unit holder who purchases Units, such basis (before adjustment for earned original issue discount, amortized bond premium and accrued market discount (if the Unit holder has elected to include such market discount in income as it accrues), if any) is determined by apportioning the cost of the Units among each of the Trust's assets ratably according to value as of the date of acquisition of the Units. The tax basis reduction requirements of the Code relating to amortization of bond premium may, under some circumstances, result in the Unit holder realizing a taxable gain when his Units are sold or redeemed for an amount equal to or less than his original cost.

3. The basis of each Unit and of each Security which was issued with original issue discount must be increased by the amount of accrued original issue discount and the basis of each Unit and of each Security which was purchased by a Trust at a premium must be reduced by the annual amortization of bond premium which the Unit holder has properly elected to amortize under Section 171 of the Code. A Trust may contain certain "zero coupon" Securities (the "Stripped Treasury Securities") that are treated as bonds that were originally issued at an original issue discount provided, pursuant to a Treasury Regulation (the "Regulation") issued on December 28, 1992, that the amount of original issue discount determined under Section 1286 of the Code is not less than a de minimis amount as determined thereunder. Because the Stripped Treasury Securities represent interests in "stripped" U.S. Treasury bonds, a Unit holder's initial cost for his pro rata portion of each Stripped Treasury Security held by a Trust (determined at the time he acquires his Units, in the manner described above) shall be treated as its "purchase price" by the Unit holder. Original issue discount is effectively treated as interest for Federal income tax purposes, and the amount of original issue discount in this case is generally the difference between the bond's purchase price and its stated redemption price at maturity. A Unit holder will be required to include in gross income for each taxable year the sum of his daily portions of original issue discount attributable to the Stripped Treasury Securities held by a Trust as such original issue discount accrues and will, in general, be subject to Federal income tax with respect to the total amount of such original issue discount that accrues for such year even though the income is not distributed to the Unit holders during such year to the extent it is not less than a de minimis amount as determined under the Regulation. To the extent that the amount of such discount is less than the respective de minimis amount, such discount shall be treated as zero. In general, original issue discount accrues daily under a constant interest rate method which takes into account the semi-annual compounding of accrued interest. In the case of the Stripped Treasury Securities, this method will generally result in an increasing amount of income to the Unit holders each year. Unit holders should consult their tax advisers regarding the Federal income tax consequences and accretion of original issue discount.

4. The Unit holder's aliquot share of the total proceeds received on the disposition of, or principal paid with respect to, a Security held by a Trust will constitute ordinary income (which will be treated as interest income for most purposes) to the extent it does not exceed the accrued market discount on such Security that has not previously been included in taxable income by such Unit holder. A Unit holder may generally elect to include market discount in income as such discount accrues. In general, market discount is the excess, if any, of the Unit holder's pro rata portion of the outstanding principal balance of a Security over the Unit holder's initial tax basis for such pro rata portion, determined at the time such Unit holder acquires his Units. However, market discount with respect to any Security will generally be considered zero if it amounts to less than 0.25% of the obligation's stated redemption price at maturity times the number of years to maturity. The market discount rules do not apply to Stripped Treasury Securities because they are stripped debt instruments subject to special original issue discount rules as discussed above. If a Unit holder sells his Units, gain, if any, will constitute ordinary income to the extent of the aggregate of the accrued market discount on the Unit holder's pro rata portion of each Security that is held by a Trust that has not previously been included in taxable income by such Unit holder. In general, market discount accrues on a ratable basis unless the Unit holder elects to accrue such discount on a constant interest rate basis. However, a Unit holder should consult his own tax adviser regarding the accrual of market discount. The deduction by a Unit holder for any interest expense incurred to purchase or carry Units will be reduced by the amount of any accrued market discount that has not yet been included in taxable income by such Unit holder. In general, the portion of any interest expense which is not currently deductible would be ultimately deductible when the accrued market discount is included in income.

5. The Code provides that "miscellaneous itemized deductions" are allowable only to the extent that they exceed two percent of an individual taxpayer's adjusted gross income. Miscellaneous itemized deductions subject to this limitation under present law include a Unit holder's pro rata share of expenses paid by the applicable Trust, including fees of the Trustee and the Evaluator but does not include amortizable bond premium on Securities held by a Trust.

The Revenue Reconciliation Act of 1993" (the "Tax Act") raised tax rates on ordinary income while capital gains remain subject to a 28% maximum stated rate for taxpayers other than corporations. Because some or all capital gains are taxed at a comparatively lower rate under the Tax Act, the Tax Act includes a provision that recharacterizes capital gains as ordinary income in the case of certain financial transactions that are "conversion transactions" effective for transactions entered into after April 30, 1993. Unit holders and prospective investors should consult with their tax advisers regarding the potential effect of this provision on their investment in Units.

Legislative proposals have been made that would treat certain transactions designed to reduce or eliminate risk of loss and opportunities for gain as constructive sales for purposes of recognition of gain (but not loss). Unit holders should consult their own tax advisors with regard to any such constructive sales rules.

A Unit holder of a Trust who is not a citizen or resident of the United States or a United States domestic corporation (a "Foreign Investor") will not be subject to U.S. Federal income taxes, including withholding taxes on amounts distributed from a Trust (including any original issue discount) on, or any gain from the sale or other disposition of, his Units or the sale or disposition of any Securities by the Trustee, provided that (i) the interest income or gain is not effectively connected with the conduct by the Foreign Investor of a trade or business within the United States, (ii) with respect to any gain, the Foreign Investor (if an individual) is not present in the United States for 183 days or more during the taxable year, and (iii) the Foreign Investor provides the required certification of his status and of the matters contained in clauses (i) and (ii) above, and further provided that the exemption from withholding for U.S. Federal income taxes for interest on any U.S. Securities shall only apply to the extent the Securities were issued after July 18, 1984.

Unless an applicable treaty exemption applies and proper certification is made, amounts otherwise distributable by a Trust to a Foreign Investor will generally be subject to withholding taxes under Section 1441 of the Code unless the Unit holder timely provides his financial representative or the Trustee with a statement that (i) is signed by the Unit holder under penalties of perjury, (ii) certifies that such Unit holder is not a United States person, or in the case of an individual, that he is neither a citizen nor a resident of the United States, and
(iii) provides the name and address of the Unit holder. The statement may be made, at the option of the person otherwise required to withhold, on Form W-8 or on a substitute form that is substantially similar to Form W-8. If the information provided on the statement changes, the beneficial owner must so inform the person otherwise required to withhold within 30 days of such change.

Each Unit holder (other than a foreign investor who has properly provided the certifications described above) will be requested to provide the Unit holder's taxpayer identification number to the Trustee and to certify that the Unit holder has not been notified that payments to the Unit holder are subject to back-up withholding. If the proper taxpayer identification number and appropriate certification are not provided when requested, distributions by a Trust to such Unit holder will be subject to back-up withholding.

Investment in a Trust may be particularly well suited for purchase by funds and accounts of individual investors that are exempt from Federal income taxes such as Individual Retirement Accounts, Keogh Plans, pension funds and other tax-deferred retirement plans (see "Why are Investments in a Trust Suitable for Retirement Plans?").

The foregoing discussions relate only to Federal income taxes in distributions by a Trust. Foreign Unit holders should consult their own tax advisers with respect to the foreign and United States Federal tax consequences of ownership of Units.

The Sponsor believes that Unit holders who are individuals will not be subject to any state personal income taxes on the interest received by a Trust and distributed to them. However, Unit holders (including individuals) may be subject to state and local taxes on any capital gains (or market discount treated as ordinary income) derived from a Trust and to other state and local taxes (including corporate income or franchise taxes, personal property or intangible taxes, and estate or inheritance taxes) on their Units or the income derived therefrom. In addition, individual Unit holders (and any other Unit holders which are not subject to state and local taxes on the interest income derived from a Trust) will probably not be entitled to a deduction for state and local tax purposes for their share of the fees and expenses paid by a Trust, for any amortized bond premium or for any interest on indebtedness incurred to purchase or carry their Units. Therefore, even though the Sponsor believes that interest income from a Trust is exempt from state personal income taxes in all states, Unit holders should consult their own tax advisers with respect to state and local taxation.

It should be remembered that even if distributions are reinvested they are still treated as distributions for income tax purposes (see "How Can Distributions to Unit Holders be Reinvested?").

It should also be remembered that Unit holders may be required for Federal income tax purposes to include amounts in ordinary gross income in advance of the receipt of the cash attributable to such income.

The market discount rules do not apply to stripped Treasury Securities because they are stripped debt instruments subject to special original issue discount rules. Unit holders should consult their tax advisers as to the amount of original issue discount which accrues.

If a Unit holder does not elect to annually include accrued market discount in taxable income as it accrues, deduction for any interest expense incurred by the Unit holder which is incurred to purchase or carry his Units will be reduced by such accrued market discount. In general, the portion of any interest expense which was not currently deductible would ultimately be deductible when the accrued market discount is included in income. Unit holders should consult their tax advisers regarding whether an election should be made to include market discount in income as it accrues and as to the amount of interest expense which may not be currently deductible.

The tax basis of a Unit holder with respect to his interest in a Security is increased by the amount of original issue discount (and market discount, if the Unit holder elects to include market discount, if any, on the Securities held by a Trust in income as it accrues) thereon properly included in the Unit holder's gross income as determined for Federal income tax purposes and reduced by the amount of any amortized acquisition premium which the Unit holder has properly elected to amortize under Section 171 of the Code. A Unit holder's tax basis in his Units will equal his tax basis in his pro rata portion of all of the assets of the Trust.

A Unit holder will recognize taxable capital gain (or loss) when all or part of his pro rata interest in a Security is disposed of in a taxable transaction for an amount greater (or less) than his tax basis therefor. Any gain recognized on a sale or exchange and not constituting a realization of accrued "market discount," and any loss will, under current law, generally be capital gain or loss except in the case of a dealer or financial institution. As previously discussed, gain realized on the disposition of the interest of a Unit holder in any Security deemed to have been acquired with market discount will be treated as ordinary income to the extent the gain does not exceed the amount of accrued market discount not previously taken into income. Any capital gain or loss arising from the disposition of a Security by the Trust or the disposition of Units by a Unit holder will be short-term capital gain or loss unless the Unit holder has held his Units for more than one year in which case such capital gain or loss will be long term. The tax basis reduction requirements of the Code relating to amortization of bond premium may under some circumstances, result in the Unit holder realizing taxable gain when his Units are sold or redeemed for an amount equal to or less than his original cost.

If the Unit holder disposes of a Unit, he is deemed thereby to have disposed of his entire pro rata interest in all Trust assets including his pro rata portion of the Securities represented by the Unit. This may result in a portion of the gain, if any, on such sale being taxable as ordinary income under the market discount rules (assuming no election was made by the Unit holder to include market discount in income as it accrues) as previously discussed.

Why are Investments in a Trust Suitable for Retirement Plans?

A Trust may be well suited for purchase by Individual Retirement Accounts, Keogh Plans, pension funds and other tax-deferred retirement plans. Generally, the federal income tax relating to capital gains and income received in each of the foregoing plans is deferred until distributions are received. Distributions from such plans are generally treated as ordinary income but may, in some cases, be eligible for special averaging or tax-deferred rollover treatment. Investors considering participation in any such plan should review specific tax laws related thereto and should consult their attorneys or tax advisers with respect to the establishment and maintenance of any such plan. Such plans are offered by brokerage firms and other financial institutions. The Trust will waive the $1,000 minimum investment requirement for tax-deferred retirement plan accounts. The minimum investment is $250 for tax-deferred retirement plans such as IRA accounts. Fees and charges with respect to such plans may vary.

How Can Distributions to Unit Holders be Reinvested?

Universal Distribution Option. Unit holders may elect participation in a Universal Distribution Option which permits a Unit holder to direct the Trustee to distribute principal and interest payments to any other investment vehicle of which the Unit holder has an existing account. For example, at a Unit holder's direction, the Trustee would distribute automatically on the applicable distribution date interest income, capital gains or principal on the participant's Units to, among other investment vehicles, a Unit holder's checking, bank savings, money market, insurance, reinvestment or any other account. All such distributions, of course, are subject to the minimum investment and sales charges, if any, of the particular investment vehicle to which distributions are directed. The Trustee will notify the participant of each distribution pursuant to the Universal Distribution Option. The Trustee will distribute directly to the Unit holder any distributions which are not accepted by the specified investment vehicle. A participant may at any time, by so notifying the Trustee in writing, elect to terminate his participation in the Universal Distribution Option and receive directly future distributions on his Units.

                             PUBLIC OFFERING

How is the Public Offering Price Determined?

Units are offered at the Public Offering Price. The Public Offering Price is based on the Evaluator's determination of the aggregate bid price of the Securities in a Trust, including any money in the Principal Account other than money required to redeem tendered Units, plus the amount of Purchased Interest for Series 2 of the Trust and also includes a sales charge as indicated in Part One. Also added to the Public Offering Price is a proportionate share of interest accrued but unpaid on the Securities after the First Settlement Date to the date of settlement of Units (see "How are Purchased Interest and Accrued Interest Treated?").

Investors who purchase Units through registered broker/dealers who charge periodic fees for financial planning, investment advisory or asset management services or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed may purchase Units at the Public Offering Price less the concession the Sponsor typically would allow such broker/dealer. See "Public Offering-How are Units Distributed?"

The aggregate price of the Securities in a Trust is determined by Securities Evaluation Service, Inc. acting as evaluator (the "Evaluator") on the basis of bid prices (1) on the basis of current market prices for the Securities obtained from dealers or brokers who customarily deal in Securities comparable to those held by such Trust;
(2) if such prices are not available for any of the Securities, on the basis of current market prices for comparable securities; (3) by determining the value of the Securities by appraisal; or (4) by any combination of the above.

The secondary market Public Offering Price will be equal to the bid price per Unit of the Securities in a Trust and, if applicable, the amount of Purchased Interest for Series 2 of the Trust per 1,000 Units plus the applicable sales charge.

Although payment is normally made three business days following the order for purchase (the "date of settlement"), payment may be made prior thereto. A person will become owner of the Units on the date of settlement provided payment has been received. Cash, if any, made available to the Sponsor prior to the date of settlement for the purchase of Units may be used in the Sponsor's business and may be deemed to be a benefit to the Sponsor, subject to the limitations of the Securities Exchange Act of 1934. Delivery of Certificates representing Units so ordered will be made three business days following such order or shortly thereafter. Initial transaction statements for Units held in uncertificated form representing Units so ordered will be issued to the registered owner of such Units within two business days of the issuance of such Units. See "Rights of Unit Holders-How May Units be Redeemed?" for information regarding the ability to redeem Units ordered for purchase.

How are Units Distributed?

Units repurchased in the secondary market may be offered by this Part Two Prospectus at the secondary market public offering price determined in the manner described above.

The Sponsor reserves the right to change the amount of the concession to dealers and others from time to time. Certain commercial banks are making Units of the Trusts available to their customers on an agency basis. A portion of the sales charge paid by these customers is retained by or remitted to the banks. Under the Glass-Steagall Act, banks are prohibited from underwriting Trust Units; however, the Glass-Steagall Act does permit certain agency transactions and the banking regulators have not indicated that these particular agency transactions are not permitted under such Act.

What are the Profits of the Sponsor?

In maintaining a market for the Units, the Sponsor will realize profits or sustain losses in the amount of any difference between the price at which Units are purchased (based on the bid prices of the Securities in a Trust) and the price at which Units are resold (which price is also based on the bid prices of the Securities in such Trust and includes a sales charge as indicated in Part One for each Trust) or redeemed. The secondary market public offering price of Units may be greater or less than the cost of such Units to the Sponsor.

                         RIGHTS OF UNIT HOLDERS

How is Evidence of Ownership Issued and Transferred?

The Trustee is authorized to treat as the record owner of Units that person who is registered as such owner on the books of the Trustee. Ownership of Units may be evidenced by registered certificates executed by the Trustee and the Sponsor. Delivery of certificates representing Units ordered for purchase is normally made three business days following such order or shortly thereafter. Certificates are transferable by presentation and surrender to the Trustee properly endorsed or accompanied by a written instrument or instruments of transfer. Certificates to be redeemed must be properly endorsed or accompanied by a written instrument or instruments of transfer. A Unit holder must sign exactly as his name appears on the face of the certificate with the signature guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP") or such other signature guaranty program in addition to, or in substitution for, STAMP, as may be accepted by the Trustee. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority. Record ownership may occur before settlement.

Certificates will be issued in fully registered form, transferable only on the books of the Trustee in denominations of one Unit or any multiple thereof, numbered serially for purposes of identification.

Unit holders may elect to hold their Units in uncertificated form. The Trustee will maintain an account for each such Unit holder and will credit each such account with the number of Units purchased by that Unit holder. Within two business days of the issuance or transfer of Units held in uncertificated form, the Trustee will send to the registered owner of Units a written initial transaction statement containing a description of a Trust; the number of Units issued or transferred; the name, address and taxpayer identification number, if any, of the new registered owner; a notation of any liens and restrictions of the issues and any adverse claims to which such Units are or may be subject or a statement that there are no such liens, restrictions or adverse claims; and the date the transfer was registered. Uncertificated Units are transferable through the same procedures applicable to Units evidenced by certificates (described above), except that no certificate need be presented to the Trustee and no certificate will be issued upon transfer unless requested by the Unit holder. A Unit holder may at any time request the Trustee to issue certificates for Units.

Although no such charge is now made or contemplated, a Unit holder may be required to pay $2.00 to the Trustee per certificate reissued or transferred, and to pay any governmental charge that may be imposed in connection with each such transfer or exchange. For new certificates issued to replace destroyed, stolen or lost certificates, the Unit holder may be required to furnish indemnity satisfactory to the Trustee and pay such expenses as the Trustee may incur. Mutilated certificates must be surrendered to the Trustee for replacement.

How are Interest and Principal Distributed?

The pro rata share of cash in the Principal Account will be computed as of the fifteenth day of each month and distributions to the Unit holders as of such Record Date will be made as indicated in Part One for each Trust. Proceeds from the disposition of any of the Securities or amounts representing principal on the Securities received after such Record Date and prior to the following Distribution Date will be held in the Principal Account and not distributed until the next Distribution Date. The Trustee is not required to pay interest on funds held in the Principal or Interest Account (but may itself earn interest thereon and therefore benefits from the use of such funds) nor to make a distribution from the Principal Account unless the amount available for distribution shall equal at least $1.00 per 1,000 Units (or $1.00 per 100 Units for Units with an Initial Public Offering Price of $10.00).

The Trustee will credit to the Interest Account all interest received by a Trust, including moneys representing penalties for the failure to make timely payments on Securities or liquidated damages for default or breach of any condition or term of the Securities and that part of the proceeds of any disposition of Securities which represents accrued interest. Other receipts will be credited to the Principal Account. Persons who purchase Units between a Record Date and a Distribution Date will receive their first distribution on the second Distribution Date after the purchase.

As of the fifteenth day of each month, the Trustee will deduct from the Interest Account and, to the extent funds are not sufficient therein, from the Principal Account, amounts necessary to pay the expenses of a Trust. The Trustee also may withdraw from said accounts such amounts, if any, as it deems necessary to establish a reserve for any governmental charges payable out of a Trust. Amounts so withdrawn shall not be considered a part of the assets of such Trust until such time as the Trustee shall return all or any part of such amounts to the appropriate account. In addition, the Trustee may withdraw from the Interest Account and the Principal Account such amounts as may be necessary to cover redemption of Units by the Trustee.

Record Dates for monthly distributions will be the fifteenth day of each month. Distributions will be made as indicated in Part One for each Trust. Distributions for an IRA, Keogh, pension fund or other tax-deferred retirement plan will not be sent to the individual Unit holder; these distributions will go directly to the custodian of the plan to avoid the penalties associated with premature withdrawals from such accounts.

What Reports Will Unit Holders Receive?

The Trustee shall furnish Unit holders in connection with each distribution a statement of the amount of interest, if any, and the amount of other receipts, if any, which are being distributed, expressed in each case as a dollar amount per 1,000 Units (or 100 Units, for Units with an Initial Public Offering Price of $10.00). Within a reasonable time after the end of each calendar year, the Trustee will furnish to each person who at any time during the calendar year was a Unit holder of record, a statement as to (1) the Interest Account: interest received (including amounts representing interest received upon any disposition of Securities, penalties for the failure to make timely payments on Securities or liquidated damages for default or breach of any condition or term of the Securities), deductions for payment of applicable taxes and for fees and expenses of a Trust, redemption of Units and the balance remaining after such distributions and deductions, expressed both as a total dollar amount and as a dollar amount representing the pro rata share per 1,000 Units (or 100 Units, for Units with an Initial Public Offering Price of $10.00) outstanding on the last business day of such calendar year; (2) the Principal Account: payments of principal on Securities, the dates of disposition of any Securities and the net proceeds received therefrom (excluding any portion representing interest), deduction for payment of applicable taxes and for fees and expenses of a Trust, redemptions of Units, and the balance remaining after such distributions and deductions expressed both as a total dollar amount and as a dollar amount per 1,000 Units (or 100 Units, for Units with an Initial Public Offering Price of $10.00); (3) the Securities held and the number of Units outstanding on the last business day of such calendar year; (4) the Redemption Price per 1,000 Units (or 100 Units, for Units with an Initial Public Offering Price of $10.00) based upon the last computation thereof made during such calendar year; (5) the dollar amounts actually distributed during such calendar year from the Interest Account and from the Principal Account, separately stated; and (6) such other information as the Trustee may deem appropriate. Unit holders of Units in uncertificated form shall receive no less frequently than once each year a dated written statement containing the name, address and taxpayer identification number, if any, of the registered owner, the number of Units registered in the name of the registered owner on the date of the statement and certain other information, that will be provided as required under applicable law.

In order to comply with Federal and state tax reporting requirements, Unit holders will be furnished, upon request to the Trustee, evaluations of the Securities furnished to it by the Evaluator.

How May Units be Redeemed?

A Unit holder may redeem all or a portion of his Units by tender to the Trustee at its corporate trust office in the City of New York of the certificates representing the Units to be redeemed, or, in the case of uncertificated Units, delivery of a request for redemption, duly endorsed or accompanied by proper instruments of transfer with signature guaranteed as explained above (or by providing satisfactory indemnity, as in connection with lost, stolen or destroyed certificates), and payment of applicable governmental charges, if any. No redemption fee will be charged. On the third business day following such tender, the Unit holder will be entitled to receive in cash an amount for each Unit equal to the Redemption Price per Unit next computed after receipt by the Trustee of such tender of Units. The "date of tender" is deemed to be the date on which Units are received by the Trustee (if such day is a day on which the New York Stock Exchange is open for trading), except that as regards Units received after the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time or as of any earlier closing time on a day on which the New York Stock Exchange is scheduled in advance to close at such earlier time), the date of tender is the next day on which such Exchange is open for trading and such Units will be deemed to have been tendered to the Trustee on such day for redemption at the redemption price computed on that day. Units so redeemed shall be canceled.

Purchased Interest (if any) and any other accrued interest to the settlement date paid on redemption shall be withdrawn from the Interest Account or, if the balance therein is insufficient, from the Principal Account. All other amounts paid on redemption shall be withdrawn from the Principal Account.

The Redemption Price per Unit will be determined on the basis of the bid price of the Securities in a Trust and the amount of Purchased Interest for Series 2 of the Trust. The Redemption Price per 1,000 Units (or 100 Units, for Units with an Initial Public Offering Price of $10.00) is the pro rata share of each Unit determined by the Trustee on the basis of
(1) the cash on hand in such Trust or moneys in the process of being collected, (2) the value of the Securities in a Trust based on the bid prices of the Securities and (3) Purchased Interest for Series 2 of the Trust and any other interest accrued thereon, less (a) amounts representing taxes or other governmental charges payable out of a Trust and (b) the accrued expenses of a Trust. The Evaluator may determine the value of the Securities in a Trust (1) on the basis of current bid prices of the Securities obtained from dealers or brokers who customarily deal in securities comparable to those held by a Trust, (2) on the basis of bid prices for securities comparable to any securities for which bid prices are not available, (3) by determining the value of the Securities by appraisal, or (4) by any combination of the above.

The difference between the bid and offering prices of such Securities may be expected to average 1/16 to 1/4 of 1% of the principal amount of such Securities. Therefore, the price at which Units may be redeemed could be less than the price paid by the Unit holder.

The Trustee is empowered to sell underlying Securities in order to make funds available for redemption. To the extent that Securities are sold, the size and diversity of a Trust will be reduced. Such sales may be required at a time when Securities would not otherwise be sold and might result in lower prices than might otherwise be realized.

The right of redemption may be suspended and payment postponed for any period during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings, or during which the Securities and Exchange Commission determines that trading on that Exchange is restricted or an emergency exists, as a result of which disposal or evaluation of the Securities is not reasonably practicable, or for such other periods as the Securities and Exchange Commission may by order permit. Under certain extreme circumstances, the Sponsor may apply to the Securities and Exchange Commission for an order permitting a full or partial suspension of the right of Unit holders to redeem their Units. The Trustee is not liable to any person in any way for any loss or damage which may result from any such suspension or postponement.

How May Units be Purchased by the Sponsor?

The Trustee shall notify the Sponsor of any tender of Units for redemption. If the Sponsor's bid in the secondary market at that time equals or exceeds the Redemption Price per Unit, which includes Purchased Interest for Series 2 of the Trust, it may purchase such Units by notifying the Trustee before the close of business on the second succeeding business day and by making payment therefor to the Unit holder not later than the day on which the Units would otherwise have been redeemed by the Trustee. Units held by the Sponsor may be tendered to the Trustee for redemption as any other Units.

The offering price of any Units acquired by the Sponsor will be in accord with the Public Offering Price described in the then currently effective prospectus describing such Units. Any profit or loss resulting from the resale or redemption of such Units will belong to the Sponsor.

How May Securities be Removed from the Trusts?

The Sponsor is empowered, but not obligated, to direct the Trustee to dispose of Securities in the event certain events occur that adversely affect the value of Securities including default in payment of interest or principal, default in payment of interest or principal of other obligations guaranteed or backed by the full faith and credit of the United States of America, institution of legal proceedings, default under other documents adversely affecting debt service, decline in price or the occurrence of other market or credit factors.

If any default in the payment of principal or interest on any Security occurs and if the Sponsor fails to instruct the Trustee to sell or to hold such Security within thirty days after notification by the Trustee to the Sponsor of such default, the Trustee may, in its discretion, sell the defaulted Security and not be liable for any depreciation or loss thereby incurred. The Trustee may, from time to time, retain and pay compensation to the Sponsor (or an affiliate of the Sponsor) to act as agent for a Trust with respect to selling Securities from a Trust. In acting in such capacity, the Sponsor or its affiliate will be held subject to the restrictions under the Investment Company Act of 1940, as amended.

The Trustee is also empowered to sell, for the purpose of redeeming Units tendered by any Unit holder, and for the payment of expenses for which funds may not be available, such of the Securities in a list furnished by the Sponsor as the Trustee in its sole discretion may deem necessary. The acquisition by a Trust of any securities other than the Securities deposited during the primary offering period is prohibited.

            INFORMATION AS TO SPONSOR, TRUSTEE AND EVALUATOR

Who is the Sponsor?

Nike Securities L.P., the Sponsor, specializes in the underwriting, trading and distribution of unit investment trusts and other securities. Nike Securities L.P., an Illinois limited partnership formed in 1991, acts as Sponsor for successive series of The First Trust Combined
Series, The First Trust Special Situations Trust, The First Trust
Insured Corporate Trust, The First Trust of Insured Municipal Bonds, The First Trust GNMA, Templeton Growth and Treasury Trust, Templeton Foreign Fund & U.S. Treasury Securities Trust and The Advantage Growth and Treasury Securities Trust. First Trust introduced the first insured unit investment trust in 1974 and to date more than $9 billion in First Trust unit investments trusts have been deposited. The Sponsor's employees include a team of professionals with many years of experience in the unit investment trust industry. The Sponsor is a member of the National Association of Securities Dealers, Inc. and Securities Investor
Protection Corporation and has its principal offices at 1001 Warrenville Road, Lisle, Illinois 60532; telephone number (630) 241-4141. As of December 31, 1996, the total partners' capital of Nike Securities L.P.
was $9,005,203 (audited). (This paragraph relates only to the Sponsor and not to a Trust or to any series thereof or to any other Underwriter. The information is included herein only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations. More detailed financial information will be made available by the Sponsor upon request.)

Who is the Trustee?

The Trustee is The Chase Manhattan Bank, with its principal executive office located at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, 6th floor, New York, New York 10004-2413. Unit holders who have questions regarding the Trusts may call the Customer Service Help Line at 1-800-682-7520. The Trustee is subject to supervision by the Superintendent of Banks of the State of New York, the Federal Deposit Insurance Corporation and the Board of Governors of the Federal Reserve System.

The Trustee, whose duties are ministerial in nature, has not participated in the selection of the Securities. For information relating to the responsibilities of the Trustee under the Indenture, reference is made to the material set forth under "Rights of Unit
Holders."

The Trustee and any successor trustee may resign by executing an instrument in writing and filing the same with the Sponsor and mailing a copy of a notice of resignation to all Unit holders. Upon receipt of such notice, the Sponsor is obligated to appoint a successor trustee promptly. If the Trustee becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, the Sponsor may remove the Trustee and appoint a successor as provided in the Indenture. If upon resignation of a trustee no successor has accepted the appointment within 30 days after notification, the retiring trustee may apply to a court of competent jurisdiction for the appointment of a successor. The resignation or removal of a trustee becomes effective only when the successor trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor trustee.

Any corporation into which a Trustee may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which a Trustee shall be a party, shall be the successor Trustee. The Trustee must be a banking corporation organized under the laws of the United States or any State and having at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000.

Limitations on Liabilities of Sponsor and Trustee

The Sponsor and Trustee shall be under no liability to Unit holders for taking any action or for refraining from taking any action in good faith pursuant to the Indenture, or for errors in judgment, but shall be liable only for their own willful misfeasance, bad faith, gross negligence (ordinary negligence in the case of the Trustee) or reckless disregard of their obligations and duties. The Trustee shall not be liable for depreciation or loss incurred by reason of the sale by the Trustee of any of the Securities. In the event of the failure of the Sponsor to act under the Indenture, the Trustee may act thereunder and shall not be liable for any action taken by it in good faith under the Indenture.

The Trustee shall not be liable for any taxes or other governmental charges imposed upon or in respect of the Securities or upon the interest thereon or upon it as Trustee under the Indenture or upon or in respect of a Trust which the Trustee may be required to pay under any present or future law of the United States of America or of any other taxing authority having jurisdiction. In addition, the Indenture contains other customary provisions limiting the liability of the Trustee.

If the Sponsor shall fail to perform any of its duties under the Indenture or become incapable of acting or become bankrupt or its affairs are taken over by public authorities, then the Trustee may (a) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding amounts prescribed by the

Securities and Exchange Commission, or (b) terminate the Indenture and liquidate the Trust as provided herein, or (c) continue to act as Trustee without terminating the Indenture.

Who is the Evaluator?

The Evaluator is Securities Evaluation Service, Inc., 531 East Roosevelt Road, Suite 200, Wheaton, Illinois 60187. The Evaluator may resign or may be removed by the Sponsor and the Trustee, in which event the Sponsor and the Trustee are to use their best efforts to appoint a satisfactory successor. Such resignation or removal shall become effective upon the acceptance of appointment by the successor Evaluator. If upon resignation of the Evaluator no successor has accepted appointment within 30 days after notice of resignation, the Evaluator may apply to a court of competent jurisdiction for the appointment of a successor.

The Trustee, Sponsor and Unit holders may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the accuracy thereof. Determinations by the Evaluator under the Indenture shall be made in good faith upon the basis of the best information available to it, provided, however, that the Evaluator shall be under no liability to the Trustee, Sponsor or Unit holders for errors in judgment. This provision shall not protect the Evaluator in any case of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

                            OTHER INFORMATION

How May the Indenture be Amended or Terminated?

The Sponsor and the Trustee have the power to amend the Indenture without the consent of any of the Unit holders when such amendment is
(1) to cure any ambiguity or to correct or supplement any provision of the Indenture which may be defective or inconsistent with any other provision contained therein, or (2) to make such other provisions as shall not adversely affect the interest of the Unit holders (as determined in good faith by the Sponsor and the Trustee), provided that the Indenture is not amended to increase the number of Units issuable thereunder or to permit the deposit or acquisition of securities either in addition to or in substitution for any of the Securities initially deposited in a Trust. In the event of any amendment, the Trustee is obligated to notify promptly all Unit holders of the substance of such amendment.

A Trust may be liquidated at any time by consent of 100% of the Unit holders or by the Trustee when the principal amount of the Securities owned by such Trust as shown by any evaluation, is less than the lower of $1,000,000 or 10% of the total principal amount of the Securities deposited in such Trust or in the event that Units not yet sold aggregating more than 60% of the Units initially deposited are tendered for redemption by the Sponsor. If a Trust is liquidated because of the redemption of unsold Units by the Sponsor, the Sponsor will refund to each purchaser of Units the entire sales charge paid by such purchaser. The Indenture will terminate upon the redemption, sale or other disposition of the last Security held thereunder. In the event of termination, written notice thereof will be sent by the Trustee to all Unit holders. Within a reasonable period after termination, the Trustee will sell any Securities remaining in a Trust, and, after paying all expenses and charges incurred by a Trust, will distribute to each Unit holder (including the Sponsor if it then holds any Units), upon surrender for cancellation of his Units, his pro rata share of the balances remaining in the Interest and Principal Accounts, all as provided in the Indenture.

Legal Opinions

The legality of the Units offered hereby has been passed upon by Chapman and Cutler, 111 West Monroe Street, Chicago, Illinois 60603, as counsel for the Sponsor. Carter, Ledyard & Milburn, 2 Wall Street, New York, New York 10005, acts as counsel for the Trustee.

Experts

The statement of net assets, including the portfolio, of each Trust contained in Part One of the Prospectus and Registration Statement has been audited by Ernst & Young LLP, independent auditors, as set forth in their report thereon appearing elsewhere herein and in the Registration Statement, and is included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

                DESCRIPTION OF STANDARD & POOR'S RATING*

A Standard & Poor's rating on the units of an investment trust (hereinafter referred to collectively as "units" and "trust") is a current assessment of creditworthiness with respect to the investments held by such trust. This assessment takes into consideration the financial capacity of the issuers and of any guarantors, insurers, lessees or mortgagors with respect to such investments. The assessment, however, does not take into account the extent to which trust expenses or portfolio asset sales for less than the trust's purchase price will reduce payment to the Unit holder of the interest and principal required to be paid on the portfolio assets. In addition, the rating is not a recommendation to purchase, sell, or hold units, inasmuch as the rating does not comment as to market price of the units or suitability for a particular investor.

Trusts rated "AAA" are composed exclusively of assets that are rated "AAA" by Standard & Poor's or, have, in the opinion of Standard & Poor's, credit characteristics comparable to assets rated "AAA," or certain short-term investments. Standard & Poor's defines its "AAA" rating for such assets as the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is very strong.

[FN]
_________________
*  As described by Standard & Poor's.

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Page 19

CONTENTS:
First Trust U.S. Treasury Securities Trust,
   Short-Intermediate Series;
First Trust U.S. Treasury Securities Trust,
   Short-Term Series
The First Trust Special Situations Trust:
What is the First Trust Special Situations Trust?         2
What is the Rating of the Units?                          3
What are Estimated Current Return and
   Estimated Long-Term Return?                            4
How are Purchased Interest and Accrued
   Interest Treated?                                      4
What are the Expenses and Charges?                        5
What is the Tax Status of Unit Holders?                   6
Why are Investments in a Trust
   Suitable for Retirement Plans?                        10
How Can Distributions to Unit Holders
   be Reinvested?                                        10
Public Offering:
   How is the Public Offering Price Determined?          10
   How are Units Distributed?                            11
   What are the Profits of the Sponsor?                  11
Rights of Unit Holders:
   How is Evidence of Ownership Issued
     and Transferred?                                    11
   How are Interest and Principal Distributed?           12
   What Reports Will Unit Holders Receive?               12
   How May Units be Redeemed?                            13
   How May Units be Purchased by the Sponsor?            14
   How May Securities be Removed from the Trusts?        14
Information as to Sponsor, Trustee and Evaluator:
   Who is the Sponsor?                                   14
   Who is the Trustee?                                   15
   Limitations on Liabilities of Sponsor and Trustee     15
   Who is the Evaluator?                                 16
Other Information:
   How May the Indenture be Amended or
     Terminated?                                         16
   Legal Opinions                                        16
   Experts                                               16
Description of Standard & Poor's Rating                  17

                               __________

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE FUND HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

                        FIRST TRUST (registered trademark)

               First Trust U.S. Treasury Securities Trust,
                        Short-Intermediate Series;
               First Trust U.S. Treasury Securities Trust,
                            Short-Term Series

                         The First Trust Special
                            Situations Trust

                               Prospectus
                                Part Two
                             March 31, 1997

                   First Trust (registered trademark)

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                Trustee:

                        The Chase Manhattan Bank

                       4 New York Plaza, 6th floor
                      New York, New York 10004-2413
                             1-800-682-7520

                          THIS PART TWO MUST BE
                         ACCOMPANIED BY PART ONE

                      PLEASE RETAIN THIS PROSPECTUS
                          FOR FUTURE REFERENCE

Page 20


              CONTENTS OF POST-EFFECTIVE AMENDMENT
                    OF REGISTRATION STATEMENT


     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:

                          The facing sheet

                          The prospectus

                          The signatures

                          The Consent of Independent Auditors

                          Financial Data Schedule

                               S-1
                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 94 FIRST TRUST U.S. TREASURY SECURITIES TRUST, SHORT-INTERMEDIATE, SERIES 3, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the Village of Lisle and State of Illinois on July 31, 1997.

                     THE FIRST TRUST SPECIAL SITUATIONS TRUST,
                       SERIES 94
                     FIRST TRUST U.S. TREASURY SECURITIES TRUST,
                       SHORT-INTERMEDIATE, SERIES 3
                                                            (Registrant)
                     By         NIKE SECURITIES L.P.
                                                             (Depositor)


                     By         Robert M. Porcellino
                                Vice President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment of Registration Statement has been signed below by the following person in the capacity and on the date indicated:

Signature                  Title                      Date

Robert D. Van Kampen  Sole Director of    )
                      Nike Securities     )
                        Corporation,      )     July 31, 1997
                    the General Partner   )
                  of Nike Securities L.P. )
                                          )
                                          )  Robert M. Porcellino
                                          )    Attorney-in-Fact**

*The title of the person named herein represents his capacity in and relationship to Nike Securities L.P., Depositor.

**An executed copy of the related power of attorney was filed with the Securities and Exchange Commission in connection with the Amendment No. 1 to Form S-6 of The First Trust Combined Series 258 (File No. 33-63483) and the same is hereby incorporated herein by this reference.

                               S-2
                 CONSENT OF INDEPENDENT AUDITORS


We consent to the reference to our firm under the caption "Experts" and to the use of our report dated June 30, 1997 in this Post-Effective Amendment to the Registration Statement and related Prospectus of The First Trust Special Situations Trust dated July 25, 1997.



                                        ERNST & YOUNG LLP





Chicago, Illinois
July 24, 1997